Accounting policies	12 Months Ended
Dec. 31, 2025
Accounting policies
Accounting policies

4.Accounting policies

4.1	Financial instruments

A financial instrument is any contract that creates a financial asset for an entity and a financial liability or equity instrument for another entity. This concept includes elements such as debt instruments, shares (without control, joint control or significant influence), accounts payable, accounts receivable, financial derivatives, among others.

The classification of financial instruments depends on the nature and purpose for which the financial assets or liabilities were acquired and is determined at the time of initial recognition. Financial assets and financial liabilities are initially measured at their fair value.

Transaction costs that are directly attributable to the acquisition or issuance of financial assets and liabilities, other than those measured at fair value through profit or loss, are added to or deducted from the fair value of financial assets and liabilities on initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities measured at fair value through profit or loss are immediately recognized in profit or loss.

Loans and borrowings (See Note 20 – Loans and borrowings) and trade and other receivables (See Note 7 - Trade and other receivables) and financial assets (See Note 9 – Other financial assets) held to maturity are subsequently measured at amortized cost using the effective interest rate method. However, for those receivables and payables for which payment is expected to be received or made in the short term, their subsequent recognition corresponds to transaction value, considering that the effect of the value of money over time is not material due to short maturities.

Additionally, equity instruments are measured at fair value.

Measurements at fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place in the principal market of the asset or liability or in the absence of a principal market in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that the market participants act in their best economic interest.

A fair value measurement of a non-financial asset considers a market participant’s ability to generate economic benefits by using the asset for its most profitable use or by selling it to another market participant that would use the asset in its highest and best use.

The Ecopetrol Group uses valuation techniques that are appropriate for the circumstances and for which the data is available and enough to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are classified within the following scale, based on the lowest level input that is significant to the fair value measurement, as follows:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Ecopetrol Group can access at the measurement date.
●	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observed. Level 2 inputs include prices of similar assets, prices obtained through quotations made by stockbrokers, and prices that can be substantially corroborated with other observable data with the same contractual terms.

For derivative contracts for which a quoted market price is not available, fair value estimates are generally determined using models and other valuation methods, the key inputs for which include future prices, volatility estimates, price correlation, counterparty credit risk, and market liquidity, as appropriate.

●	Level 3: Derived from valuation techniques that incorporate inputs for the asset or liability that are based on unobservable market data (unobservable inputs). For the calculation of the recoverable amount of certain non‑financial assets for impairment assessment purposes, when such amount is determined based on fair value less costs of disposal, the Ecopetrol Group may use Level 3 inputs.

Effective interest rate method

The effective interest rate method is a method of calculating the amortized cost of a financial instrument and accounting of income or financial cost over the relevant year. The effective interest rate is the discount rate that exactly discounts estimated future cash receipts or payments (including all fees, transaction costs and other premiums or discounts) through the expected life of the financial instrument (or, when appropriate, at a shorter period), to the net carrying amount on initial recognition.

Impairment

The Ecopetrol Group measures expected credit losses on financial assets using both the simplified model (for instruments such as current trade receivables) and the general model (for other financial instruments measured at amortized cost) in accordance with IFRS 9. Under these models, an impairment is recognized for expected credit losses based on possible default events within twelve (12) months for long-term performing assets and short-term assets, or over the lifetime of the financial instrument for those long-term assets that have experienced a significant increase in credit risk since initial recognition. The Group updates the expected loss amount at each reporting date to reflect changes in credit risk since initial recognition. In determining the recoverable amount, it considers variables such as the historical payment behavior of the obligations, the debtor’s geographic location, and any collateral provided by the counterparty to mitigate the risk of default.

The measurement of expected credit losses is based on a forward‑looking credit assessment at the portfolio or individual‑instrument level to ensure that assets are not overstated in the financial statements.

4.1.1	Cash and cash equivalents

Cash and cash equivalents include cash on hand, financial investments that are highly liquid, bank deposits, and special funds with original maturity dates of ninety days or less which are subject to an insignificant risk of changes in value.

4.1.2Financial assets

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Ecopetrol Group’s business model for managing them. Except for trade receivables that do not contain a significant financing component or for which the Ecopetrol Group has applied the practical expedient,the Ecopetrol Group initially measures a financial asset at its fair value plus, and, in the case of a financial asset not at fair value through profit or loss, at transaction costs. Trade receivables that do not contain a significant financing component or for which the Ecopetrol Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

The Ecopetrol Group classifies its financial assets in the following categories:

a)	Financial assets measured at fair value with changes in other comprehensive income

Debt instruments that meet the following conditions are subsequently measured at fair value through other comprehensive income:

●	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
●	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Credit losses and interest of debt instruments measured at fair value with changes in other comprehensive income are recognized in profit or loss. Changes in fair value recorded in other comprehensive income is reclassified to profit and loss when realized.

For equity instruments, at initial recognition, the Group may make an irrevocable election to designate investments in equity instruments at fair value through other comprehensive income. The election to measure equity instruments at fair value through other comprehensive income is not permitted if the equity investment is held for trading or represents contingent consideration recognized by an acquirer in a business combination.

Equity investments measured at fair value through other comprehensive incomes are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income and accumulated in the investment revaluation reserve. The cumulative gain or loss cannot be reclassified to profit or loss upon disposal of the equity investments; instead, it is transferred to retained earnings. Dividends are recognized in profit and loss.

b)	Financial assets at amortized cost

This category is the most relevant to the Ecopetrol Group. The Group’s financial assets at amortized cost include trade receivables, other receivables, trade and other payables, and borrowings.

The Ecopetrol Group measures financial assets at amortized cost if both of the following conditions are met:

●The asset is held within a business model whose objective is to derive benefits from the contractual cash flows.
●The contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest.

Financial assets measured at amortized cost are subsequently measured using the effective interest method, net of impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified, or impaired.

c)	Financial assets at fair value with changes in profit or loss

By default, all other financial assets are subsequently measured at fair value through profit or loss.

This category includes financial assets that do not fall within the previously mentioned classifications (amortized cost and fair value through other comprehensive income). Changes in the fair value of these instruments are recognized in profit or loss for the year.

Derecognition of financial assets

The Ecopetrol Group derecognizes a financial asset only upon the expiration of the contractual rights to the cash flows of the asset or, when it has transferred its rights to receive such cash flows or has assumed the obligation to pay the cash flows received in full without material delay to a third party and (a) it has transferred substantially all the risks and benefits inherent in the ownership of the financial asset or (b) it has neither transferred nor retained substantially all the risks and benefits of the asset, but has transferred control of the asset.

When the Ecopetrol Group has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Ecopetrol Group continues to recognize the asset to the extent of its continuing involvement and recognizes the associated liability for the amounts payable. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, it continues to recognize that financial asset and recognizes a secured borrowing for the funds received.

4.1.3Financial liabilities

Financial liabilities correspond to the financing obtained by the Ecopetrol Group through bank credit facilities and bonds, accounts payable to suppliers, and creditors.

Bonds and bank credit facilities are initially recognized at their fair value, net of directly attributable transactions cost. After initial recognition, interest–bearing credit facilities and bonds are subsequently measured at amortized cost, using the effective interest rate method. The effective interest method amortization is included as a financial expense in the statement of profit or loss. Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (EIR). The EIR amortization is included as finance costs in the statement of profit or loss.

Accounts payable to suppliers and other creditors are short-term financial liabilities recognized at their transaction value upon subsequent recognition, considering that the effect of the time value of money is not significant as they have short maturities.

Derecognition of financial liabilities

A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled, or expires. When an existing financial liability has been replaced by another from the same lender, under substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de–recognition of the original liability and recognized as a new liability. The difference between the respective carrying amounts is recognized in the statement of profit or loss.

4.1.4Derivative financial instruments

Derivative financial instruments are initially recognized in the consolidated statement of financial position as assets or liabilities at their fair value. Subsequent changes in fair value are recorded in profit or loss in the consolidated statement of profit or loss, except when they are designated as cash flow hedges, in which case such changes are recognized in other comprehensive income and subsequently reclassified to profit or loss when the hedged item affects profit or loss.

Gains or losses arising from derivative financial instruments that are neither qualified nor designated as hedges, including forward contracts for the purchase and sale of commodities that are traded for physical delivery or receipt of commodity, are recognized in the consolidated statement of profit or loss.

4.1.5Hedging operations

For purposes of hedge accounting, hedges are classified as:

●	Cash flow hedges: hedges of the exposure to variability in cash flows attributable to a particular risk associated with all, or a component of, a recognized asset or liability or a highly probable forecast transaction, and that could affect profit or loss.
●	Hedges of net investments in foreign operations.
●	Fair value hedges: hedges of the exposure to changes in fair value of a recognized asset or liability or an unrecognized firm commitment, or a component of any such item, that is attributable to a particular risk and that could affect profit or loss.

At the inception of a hedge relationship, the Ecopetrol Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine whether they have been highly effective throughout the financial reporting years for which they were designated.

4.1.6	Cash flow hedge

The effective portion of the gain or loss on the hedging instrument is recognized in Other Comprehensive Income (OCI) in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the statement of profit or loss, within net financial results. The amounts previously accumulated in OCI are recognized in profit or loss when the hedged transaction affects the statement of profit or loss. If the hedged item is a non - financial asset or liability, the amounts previously recognized in OCI are transferred as a reclassification adjustment and included in the initial carrying amount of the cost of the non - financial asset or liability.

If the hedging instrument expires or is sold, terminated, or exercised without replacement or rollover, or if its designation as a hedge is revoked or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs is recognized in the consolidated statement of profit or loss. When it is no longer expected that the originally hedged transaction will occur, any amount accumulated in equity is immediately recognized in the consolidated statement of profit or loss.

The Ecopetrol Group designates certain loans as a hedging instrument for its exposure to exchange rate risk in future crude oil exports. Additionally,The Group enters positions with derivative financial instruments such as commodity swaps, cross currency swaps or interest rate swaps to hedge commodity price risks, exchange rate risk and interest rate risk, respectively, which may also be designated as cash flow hedges.

4.1.7Hedge of net investment in a foreign operation

Hedges of a net investment in a foreign operation are accounted for similarly to cash flow hedges.

Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized as OCI while any gains or losses relating to the ineffective portion are recognized in the statement of profit or loss. On the disposal of a foreign operation, the cumulative value of any such gains or losses recorded in equity is transferred to the statement of profit or loss.

The Ecopetrol Group designates long–term loans as hedging instruments for its exposure to foreign exchange risk on its investment in subsidiaries whose functional currency is the U.S. dollar. See Note 29- Financial result.

4.1.8Fair value hedge

The gain or loss on the hedging instrument is recognized in profit or loss or other comprehensive income if the hedging instrument hedges an equity instrument for which an entity has elected to present changes in fair value in other comprehensive income.

The hedging gain or loss on the hedged item shall adjust the carrying amount of the hedged item (if applicable) and be recognized in profit or loss. If the hedged item is a financial asset (or a component thereof) that is measured at fair value through other comprehensive income, the hedging gain or loss on the hedged item shall be recognized in profit or loss.

4.2	Inventories

Inventories are recorded at the lower of cost and net realizable value.

Inventories mainly comprise crude oil, fuels and petrochemicals, and materials for goods production.

The cost of crude oil, fuels and petrochemicals includes the production costs and the transportation costs related to the process of giving the products the current conditions and locations. Inventories of crude oil, fuels and petrochemicals are valuated using weighted average method.

The cost of materials for goods production (mainly raw materials) is determined based on the weighted average cost method, which includes acquisition costs (deducting commercial discounts, rebates, and other similar items), transformation, and other costs incurred to bring inventory to their current location and condition, such as transportation costs.

Materials for goods production are recognized as inventory and then charged to expense, maintenance, or project to the extent that such items are consumed.

The Ecopetrol Group estimates the net realizable value of inventories at the end of the year. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in the net realizable value because of a change in economic circumstances, the amount of the write down is reversed. The reversal cannot be greater than the amount of the cumulative write-down, so that the new carrying amount will always be the lower of the cost and the revised net realizable value.

4.3	Related parties

Related parties are considered those where one of the parties can control the other, has joint control, or exercises significant influence in the financial or operational decision making of the investee or is a member of key management personnel (or close family member of key personnel). The Ecopetrol Group has considered as related parties the associated companies, joint businesses, key management executives, the entities managing the resources for payment of post-employment benefit plans for employees and some relevant transactions entered with entities of the Colombian Government, such as the purchase of hydrocarbons and the oil stabilization fund. (See Note 31 – Related Parties).

4.3.1Investments in associates

An associate is an entity over which the Ecopetrol Group has significant influence but not control. Significant influence is the power to participate in the financial and operational policy decisions of the investee, but it is not control or joint control over those policies. Generally, these entities are those in which the Ecopetrol Group holds an equity interest with voting rights of 20% to 50%. (See Exhibit 1 and 2 – Consolidated subsidiaries, associates, and joint ventures).

Investments in associates are accounted for using the equity method. Under this method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Ecopetrol Group’s share of net assets of the associate since the acquisition date. Goodwill related to the associate is included in the carrying amount of the investment and it is not tested for impairment separately.

The Ecopetrol Group’s share of the results of operations of the associate is recognized in the consolidated statement of profit or loss. Any change in the investee’s other comprehensive income is recognized by the Group.

After application of the equity method, the Ecopetrol Group determines if it is necessary to recognize an impairment on its investment in its associate. The Ecopetrol Group determines at each reporting date whether there is objective evidence that the investment is impaired. If there is such evidence, the amount of impairment is calculated as the difference between the recoverable amount and the carrying value, and then the impairment is recognized in the consolidated statement of profit or loss.

When necessary, the Ecopetrol Group adjusts the accounting policies of associates to ensure consistency with the policies adopted by the Group. Additionally, the equity method of these companies is measured on their most recent financial statements.

4.3.2	Joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control exists only when decisions about the relevant activities require unanimous consent of the parties sharing such control. The accounting treatment for the recognition of joint ventures is the same as investments in associates.

4.4	Joint operations

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.

Joint operation contracts are entered into between the Ecopetrol Group and third parties to share risk, secure capital, maximize operating efficiency, and optimize the recovery of reserves. In these joint operations, one party is designated as operating partner to execute the operations and report to partners according to their participating interests. Likewise, each party takes its share of the produced hydrocarbons (crude oil or gas), according to their share in production.

When the Ecopetrol Group acquires or increases its participation in a joint operation in which the activity constitutes a business combination, such transaction is recognized applying the acquisition method in accordance with IFRS 3 – Business combination. The acquisition cost is the sum of the consideration transferred, which corresponds to the fair value, on the date of acquisition of the assets transferred and the liabilities incurred.

The excess of the sum of the consideration transferred and the amount paid in the operation is recognized as goodwill. If the result is in an excess value of the net assets acquired over the amount paid in the purchase transaction, the difference is recognized as income in the consolidated statement of profit or loss on the date of recognition of the transaction.

4.5	Non–current assets held for sale

Non–current assets are classified as held for sale if their carrying values will be recovered principally through a sale transaction rather than through continued use. Non–current assets are classified as held for sale only when the sale is highly probable within one year from the classification date and the asset (or group of assets) is available for immediate sale in its present condition. These assets are measured at the lower of their carrying amount and fair value less related costs of disposal.

4.6	Property, plant, and equipment

Recognition and measurement

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment losses. Tangible components related to natural and environmental resources are part of property, plant, and equipment.

The initial cost of property, plant and equipment comprises its purchase price or construction cost, including import duties and non–refundable purchase taxes, any costs directly attributable to bringing the asset into operation, costs of employee benefits arising directly from the construction or acquisition, borrowing costs incurred that are attributable to the acquisition and construction of qualifying assets and the initial estimate of the costs of dismantling and abandonment of the property, plant and equipment.

Spare parts and servicing equipment are recorded as inventories and recognized as an expense as they are used. Major spare parts and stand–by equipment that the Ecopetrol Group expects to use during more than one year are recognized as property, plant, and equipment.

Any gain or loss arising from the disposal of a property, plant, and equipment is recognized in the consolidated statement of profit or loss.

Subsequent disbursements

Subsequent disbursements correspond to all payments to be made on existing property, plant and equipment to increase or extend the initial expected useful life, increase productivity or productive efficiency, allow for significant reduction of operating costs, increase the level of reserves in exploration or production areas or replace a part or component of a property, plant and equipment that is considered critical for the operation.

The costs of repair, conservation and maintenance of a day-to-day nature are expensed as incurred. However, disbursements related to major maintenance (primarily including replaced components) are capitalized.

Depreciation

Property, plant, and equipment is depreciated using the straight–line method, except for those associated with exploration and production activities which are depreciated using the units–of–production method. Technical useful lives are updated annually considering factors such as: additions or improvements (due to parts replacement or critical components for the asset’s operation), technological advances, obsolescence, and other factors; the effect of this change is recognized from the year in which it was executed. Depreciation of an asset starts when it is ready to be used.

Useful lives are determined based on the year over which a property, plant and equipment is expected to be available for use, physical exhaustion, technical or commercial obsolescence and legal limits or restrictions over the use of the property, plant and equipment. Depreciation is classified as cost or expense, depending on the activities for which the assets are used.

The estimated useful life of property, plant and equipment fluctuates in the following ranges:

Plant and equipment	18 –100 years
Pipelines, networks, and lines	16 – 63 years
Buildings	18 – 55 years
Other	9 – 30 years

Lands are recognized separately from buildings and facilities, have unlimited useful lives, and they are not subjected to depreciation.

Depreciation methods and useful lives are reviewed annually and adjusted prospectively if appropriate.

Impairment

Property, plant and equipment are subject to review for possible impairment in their recoverable amount. See notes 3.2 – Impairment (recovery) of long – term non-monetary assets and 4.13 – Impairment of long – term non-monetary assets.

4.7	Natural and environmental resources

Recognition and measurement

The Ecopetrol Group uses the successful efforts method to account for exploration and production of crude oil and gas activities, following the provisions of IFRS 6 – Exploration for and evaluation of mineral resources.

Exploration costs

Acquisition and exploration costs are recorded as assets in natural and environmental resources until the determination of whether the exploration drilling is successful or not; if determined to be unsuccessful, all acquisition and exploration costs incurred are recognized as expenses in the consolidated statement of profit or loss as operations and project expenses.

Exploration costs are those incurred with the objective of identifying areas that are considered to have prospects of containing oil and gas reserves, including geological and geophysical, seismic costs, viability, and others, which are recognized as expenses when incurred. Furthermore, disbursements associated with the drilling of exploratory wells and those related to stratigraphic wells of an exploratory nature are recorded as assets until it is determined if they are commercially viable; otherwise, they are recognized in the consolidated statement of profit or loss as operations and project expenses. Other expenditures are recognized as expenses when incurred.

An exploration and evaluation asset will not be classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Exploration and evaluation assets are assessed for impairment, and any impairment loss is recognized prior to reclassification.

All exploration and evaluation assets are subjected to technical and commercial revisions at least once a year to confirm the evaluation and exploration efforts continue the fields; otherwise, these exploration and evaluation assets are written off through to profit or loss.

Development costs

Development costs correspond to those costs incurred to obtain access to prove reserves and to provide facilities for extracting, treating, gathering, and storing. When a project is approved for development, the corresponding exploration and evaluation assets are classified as natural and environmental resources and costs incurred after the exploration phase are capitalized as development costs of the properties that contain such natural resources. All development costs are capitalized, including drilling costs of unsuccessful development wells.

Production costs

Production costs are those incurred to operate and maintain productive wells and are part of the corresponding equipment and facilities. Production activity includes extraction of oil and gas to the surface, its gathering, treatment, and processing as well as storage in the field. Production costs are expenses recorded in the consolidated statement of profit or loss as incurred unless they add oil and gas reserves, in which case they are capitalized.

Production and support equipment are recognized at cost and is part of property, plant, and equipment subject to depreciation.

Capitalized costs also include decommissioning, dismantling, retiring, and restoration costs, as well as the estimated cost of future environmental obligations. The estimated cost includes plugging and abandonment costs, facility dismantling and environmental remediation of areas and wells. Changes arising in new abandonment liability estimations and environmental remediation are capitalized in the carrying amount of the related asset.

Capitalized costs also include the value of revenues obtained, net of costs, from the sale of crude oil from extended well tests, as these are considered necessary to complete the asset.

Depletion

Depletion of natural and environmental resources is determined using the unit–of–production method per field, using proved developed reserves as a base, except in limited exceptional cases that require greater judgment by Management to determine a better depletion factor of future economic benefits over the useful life of the asset. Depreciation/depletion rates are reviewed annually, based on proved developed reserves reports and the impact of any changes in such factors on depreciation/depletion cost is recognized prospectively in the consolidated financial statements.

Proved developed reserves are independently estimated by internationally recognized external consultants and approved by Ecopetrol’s Board of Directors. Proved developed reserves consist of the estimated quantities of crude oil and natural gas demonstrated with reasonable certainty by geological and engineering data to be recoverable in future years from known reserves under existing economic and operating conditions, which are at the prices and costs that apply for the date of the estimation.

Impairment

Assets associated to exploration, evaluation and production are subject to review for possible impairment in their carrying amount. See Notes 3.2 — Impairment (recovery) of long – term non-monetary assets, 4.13 — Impairment of long-term non-monetary assets.

4.8	Capitalization of borrowing costs

Borrowing costs related to the acquisition, construction or production of a qualifying asset that requires a substantial year to get ready for its intended use are capitalized as part of the cost of such asset when it is probable that future economic benefits associated with the asset will flow to the Ecopetrol Group and costs can be measured reliably. Other borrowing costs are recognized as financial expenses. Projects that have been suspended but that the Ecopetrol Group intends to continue to pursue their development in the future, are not considered qualifying assets for the purpose of capitalization of borrowing costs.

4.9	Intangible assets

Separately acquired intangible assets with finite useful are stated at cost less accumulated amortization and any impairment loss. Intangible assets are amortized under the straight–line method, over their estimated useful lives. The estimated useful lives and amortization methods are revised at the end of each reporting year; any change in estimates is recognized on a prospective basis. The disbursements related to research activities are recognized as expense as incurred. Amortization is classified as cost or expense, depending on the activities for which the assets are used.

Easements

Easements are rights obtained for the use of part of land for the installation of a transmission line or pipelines. This implies restrictions on the use of the land by the owner and authorizations to the Ecopetrol Group to build, operate, or maintain the transmission lines. These intangible assets are permanent rights with an indefinite term of use. Although the transmission lines to which these easements are related have a finite useful life, the rights do not expire, and the Group may replace the transmission lines at the end of their useful life or make use of said rights for any other service related to transmission electricity and telecommunications. In the case of pipelines, the right – of - way associated with easements has a finite useful life. Easements with indefinite useful lives are not amortized and are subject to review annually for impairment.

4.10	Service concession agreements

The Ecopetrol Group operates concessions under public service concession agreements, in which the grantor controls or regulates the services provided by the concessionaire, whom they are provided to, and price of the service.

IFRIC 12, Service Concession Arrangements, establishes general guidelines for the recognition and measurement of rights and obligations related to concession agreements and applies when the granting authority controls or regulates which services the concessionaire should provide with the infrastructure, to whom the services should be provided and at what price, and controls any significant residual interest in the infrastructure at the end of the concession period.

Concession arrangements that meet the above criteria and in which the Ecopetrol Group is required to return the infrastructure to the grantor, or where the grantor retains a residual interest in the infrastructure at the end of the concession term, are accounted for in accordance with IFRIC 12 – Service Concession Arrangements.

The Ecopetrol Group applies the guidance of IFRIC 12 to concession arrangements that meet the above criteria; otherwise, the Ecopetrol Group applies the guidance of IAS 16. Service revenues are measured and recognized in accordance with IFRS 15 – Revenue from Contracts with Customers (Note 4.17- Revenue from contracts with customers). Financial concession assets are measured and recognized in accordance with IFRS 9 – Financial Instruments. Concession arrangements in which the Ecopetrol Group has a contractual right to receive cash or another financial asset from the grantor are accounted for under the financial asset model (see description of the concession financial asset model below).

Concession arrangements in which the Ecopetrol Group does not have a contractual right to receive cash or another financial asset from the grantor but has the right to charge users for the services provided, are accounted for under the intangible asset model (see description of the concession intangible asset model below).

Revenues from construction services or enhancements to concession services are recognized based on the percentage of completion of the construction, determined by the costs actually incurred, including the construction margin. Operating and maintenance costs related to the concession are recognized in profit or loss once the concession infrastructure is available for its intended use. Revenues are recognized based on the services provided and the tariff established in the concession agreements.

Details of each type of concession by country are disclosed in Note 25 – Revenue from contracts with customers.

Impairment

The Ecopetrol Group periodically performs a qualitative impairment assessment of concession-related assets to identify events or circumstances, at the CGU level, defined as the concession contract together with any related extensions, if applicable, that indicate that the carrying amount of the assets exceeds their recoverable amount. When such events are identified, a quantitative impairment test is performed, and any resulting impairment loss is recognized in profit or loss for the period (Note 4.13 - Impairment of long-term non–monetary assets).

Intangible asset model

Concessions under which the Ecopetrol Group does not have a contractual right to receive cash or another financial asset from the grantor but has the right to collect to the users in exchange for the services provided, are accounted under the intangible asset model. Costs incurred by the Ecopetrol Group for the construction of the concession infrastructure are recognized as intangible assets and are amortized on a straight-line basis over the term of the concession, recognized in profit or loss for the year.

Infrastructure expansions are recognized as intangible assets when they are expected to generate future economic benefits. The renovations costs, improvements and additions are capitalized, while routine maintenance and repairs that do not extend the useful life of the assets are recognized in the profit or loss statement (Note 4.17- Revenue from contracts with customers).

Financial asset model

Concessions in which the Ecopetrol Group has a contractual right to receive cash or another financial asset from the grantor for the services provided under the concession agreements and the grantor has little or no power to avoid payment are recognized under the financial asset model. In this model, the financial asset is classified as a financial asset concession, according to IFRS 9 – Financial Instruments, and it is presented as current and non-current concessions in the financial position of the Group. This asset accrues interest using the effective interest rate method (see Note 4.1 - Financial instruments).

Mixed model for concessions

This model is applied when the contract simultaneously includes remuneration commitments guaranteed by the grantor and remuneration commitments that depend on the level of use of the concession infrastructure.

Contractual asset model for concessions

This business model is developed under energy concession agreements associated with the obligation to construct and implement power transmission infrastructure and is classified under the contractual asset model in accordance with IFRS 15 – Revenue from Contracts with Customers (Note 4.17 - Revenue from contracts with customers). The contractual asset arises as the Ecopetrol Group satisfies its obligation to construct and implement the infrastructure, and revenue is recognized over the duration of the project.

4.11Goodwill

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non–controlling interest and any previous interest held over the net identifiable assets acquired and liabilities assumed in a business combination). After initial recognition goodwill is measured at cost less any accumulated impairment loss. Goodwill is not amortized but tested for impairment annually.

4.12Leases

At the inception of a contract, the Ecopetrol Group assesses whether a contract is, or contains, a lease. This situation arises if the contract transfers the right to use an identified asset for a period in exchange for consideration. For this assessment, the Ecopetrol Group applies the definition of a lease set out in IFRS 16.

Ecopetrol Group as a lessee

At the commencement date of the lease, the Ecopetrol Group recognizes lease liabilities for lease payments and corresponding right-of-use assets representing the right to use the underlying asset over the lease term. The interest expense on the lease liability and the depreciation expense on the right-of-use asset are recognized separately.

In subsequent recognition, the Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) upon the occurrence of events such as a) changes in the lease term and b) changes in future lease payments resulting from variations in an index or in the rate used for determining the payments. The amount of the remeasurement of the lease liability is recognized as an adjustment to the right-of-use asset.

Ecopetrol Group as a lessor

The Group classifies as financial leases those contracts in which the terms of the lease substantially transfer to the lessees all the risks and inherent rewards to ownership of the asset. All other leases are classified as operating.

If the lease is classified as financial, an account receivable is recorded in the statement of financial position, for an amount equal to the net investment in the lease.

For leases classified as operating leases, income from payments is recognized on a straight-line basis in the profit and loss statement.

Right-of-use assets

The Ecopetrol Group recognizes right-of-use assets on the commencement date of the lease (that is, the date on which the underlying asset is available for use). The right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are amortized in a straight-line basis during the lease term. Right-of-use assets are subject to impairment assessment.

Lease liabilities

At the commencement date of the lease, the Ecopetrol Group recognizes lease liabilities measured at the present value of the lease payments to be made during the term of the lease. Variable payments that do not depend on an index or rate are recognized as expenses in the year in which an event or condition indicates that the payment will occur. To calculate the present value of the lease payments, the Ecopetrol Group uses the incremental borrowing rate on the lease’s commencement date. The carrying amount of lease liabilities is remeasured if there is a change in the lease term, in fixed lease payments, or in the assessment of an option to purchase the underlying asset.

Short-team leases and low-value asset leases

The Ecopetrol Group elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option, and lease contracts for which the underlying asset is of low value. For these leases, the Group recognizes lease payments as an operating expense on a straight-line basis over the lease term, unless another systematic basis is more representative of the pattern over which the economic benefits of the leased assets are consumed.

Joint Operating Agreements (JOA)

In JOAs, an analysis is conducted to determine who controls the use of the asset, and the method for recognizing right-of-use assets is determined accordingly. If The Operating partner controls the use of the asset, they must recognize 100% of the right in their financial statements. If the JOA controls the right, an analysis is conducted to determine if the agreement meets the characteristics of a sublease. If so, each party must recognize the right-of-use assets proportionally to their share. Ecopetrol recognizes 100% of the right-of-use in the JOA in which it participates as The Operating partner.

4.13Impairment of long-term non–monetary assets

In order to evaluate if any non-current assets are impaired, Ecopetrol Group compares its carrying amount with its recoverable amount at least annually or earlier, if there is any indicator that an asset may be impaired.

For purposes of impairment testing, assets are grouped into cash generating units (CGU), provided that those assets individually considered do not generate cash inflows that, to a greater extent, are independent from those generated by other assets or CGUs. The grouping of assets in different CGUs requires the exercise of professional judgment and the consideration, among other parameters, of the business segments. In this sense, in the Exploration and Production segment, each CGU corresponds to each one of the different contractual areas commonly called “fields”; by exception, in those cases where the cash inflows generated by several fields are interdependent from each other, those fields are grouped into a single CGU. In the case of the Refining and Petrochemicals, each CGUs corresponds to each one of the refineries, petrochemical plants, and companies in this segment of the Ecopetrol Group, for the Transportation and logistics segment, each pipeline system is considered an independent CGU, and for the Energy transmission and toll roads concessions segment, which also includes telecommunication business, the CGUs correspond to three groups: energy power transmission, toll roads and telecommunications; these units are distributed in identified and independent groups of assets, agreements, subsidiaries, associates, and joint ventures defined within Interconexión Eléctrica S.A. E.S.P.

The recoverable amount of an asset is the higher amount of the fair value less costs of disposal and its value in use. If the recoverable amount of an asset (or of a CGU) is lower than its net carrying amount, such amount (or that of the CGU) is reduced to its recoverable amount, recognizing an impairment loss in profit or loss.

Fair value less costs of disposal is usually higher than the value in use for the asset in the production segment due to some significant restrictions in the estimation of future cash flows, such as: a) future capital expenses that improve the CGU performance, which could result in expected increase of net cash flows, and b) items that reflect specific business risks, resulting in a higher discount rate.

Fair value less costs of disposal is determined as the sum of the future discounted cash flows adjusted to the estimated risk. The estimations of expected future cash flows used in the assessment of impairment of the assets include estimates of futures commodity prices, supply and demand estimations, and the margins of the products.

Fair value less costs of disposal, as described above, is compared to valuation multiples and quoted prices of shares in companies comparable to the Ecopetrol Group to determine if it is reasonable. In the case of assets or CGUs that participate in the evaluation and exploration of reserves, proven, probable, and possible reserves are considered, with a risk factor associated with them.

When an impairment loss is recorded, future amortization expenses are calculated based on the adjusted recoverable amount. Impairment losses may be recovered only if the reversal is related to a change in estimations used after impairment loss was recognized in previous years. These recoveries do not exceed the carrying amount of the assets net of depreciation or amortization that would have been determined if such impairment had not been recognized.

For the case of concessions, the Ecopetrol Group periodically performs a qualitative impairment test on the assets related to the concession to identify events or circumstances, at the CGU level, which is the concession contract with its corresponding amendments, if any, events that indicate that the carrying amount exceeds the recoverable amount. When such events are identified, the quantitative calculation is made, and any impairment is recognized in profit or loss statement.

4.14Provisions and contingent liabilities

Provisions are recognized when the Ecopetrol Group has a current obligation (legal or constructive) because of a past event, it is probable that Ecopetrol will be required to settle the obligation, and a reliable estimation can be made of the amount of the obligation. Where applicable, they are recorded at present value, using a rate reflecting the risk specific to the liability.

If the effect of the time value of money over time is significant, the provisions are discounted using a current market rate before taxes that reflects, when applicable, the specific risks of the liability. The increase in the provision due to interest unwinding is recognized as a financial expense in the statement of profit and loss.

Disbursements related to environmental conservation, linked to revenue from current or future operations, are recognized as expenses or assets, as appropriate. Disbursements related to past operations, which do not contribute to obtaining current or future revenue, are recorded as expenses.

The recognition of these provisions coincides with the identification of an obligation related to environmental remediation and the Ecopetrol Group uses all available information to determine a reasonable estimate of their respective cost.

A contingent liability is: (a) a possible obligation arising from past events whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the entity’s control; or (b) a present obligation arising from past events, but which is not recognized because: (i) it is not probable that an outflow of resources representing economic benefits will be required to settle the obligation; or (ii) the amount of the obligation cannot be measured reliably.

In cases where the provision is expected to be reimbursed in whole or in part, for example under an insurance contract, the reimbursement is recognized as a separate asset only in cases where such reimbursement is practically certain. The amount recognized for the asset does not exceed the amount of the provision.

Asset retirement obligation

Liabilities associated with the retirement of assets are recognized when there are current obligations, either legal or constructive, related to the abandonment and dismantling of wells, facilities, pipelines, buildings, and equipment.

The obligation is usually recorded when the assets are installed or when the surface or the environment are altered at the operating sites. These liabilities are calculated using the discounted cash flow method, using a pre–tax rate reflecting current market conditions similar liabilities and considering the economic limits of the field or the useful life of the respective asset. When it is not possible to determine a reliable estimation in the year in which the obligation originates, a provision is recognized when there is enough information available to make the best estimation.

The carrying amount of the provision is reviewed and adjusted annually considering changes in the assumptions used for its estimation, using a risk-free rate adjusted by a premium that reflects the risk and the company credit rating under the current market conditions. Any change in the present value of the estimated expenditure, due to a modification in the estimated outflow of resources that represent economic benefits or a change in the current market-based discount rate is reflected as an adjustment to the provision and the corresponding property, plant, and equipment and natural and environmental resources. When a decrease in the asset retirement obligation related to a producing asset, due to changes in the present value of the estimated expenditure or the discount rate, exceeds the carrying amount of the asset, the excess is recognized in the statement of profit or loss. The increase in the provision due to the passage of time is recognized as a financial expense.

4.15	Income tax and other taxes

Income tax expense is comprised of current income tax and the effect of deferred taxes in each year.

Current income taxes are recognized in profit or loss except when they relate to items recognized in other comprehensive income, in which case the corresponding tax effect is also recognized in other comprehensive income. Income tax assets and liabilities are presented separately in the consolidated statement of financial position, except where there is a right of setoff within fiscal jurisdictions and an intention to settle such balances on a net basis.

4.15.1	Current income tax

The Ecopetrol Group determines the provision for income tax based on the highest amount between taxable income and presumptive income (the minimum estimated amount of taxable profit on which the law expects to quantify and collect income taxes). Taxable income differs from profit before tax as reported in the consolidated statement of profit or loss, because of items of income or expense that are taxable or deductible in other years, special taxable deductions, tax losses and income and line items measured that, according to applicable tax laws in each jurisdiction, are considered nontaxable or nondeductible.

4.15.2Deferred income tax

Deferred tax is measured using the liability method for differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences and for all accumulated tax losses, if there is a reasonable expectation that the Ecopetrol Group will generate future tax profits against which they will be used.

Deferred taxes on assets and liabilities are calculated based on the tax rates that are expected to apply during the years in which temporary differences between the carrying amounts and tax bases are expected to be reversed, considering the tax legislation that is enacted or substantially enacted at the time of measurement.

The carrying amount of a deferred tax asset is subject to review at the end of each reporting year, and it is reduced to the extent that it is no longer probable that the corresponding legal entity will generate enough future taxable profit to realize such deferred tax asset.

In the statement of financial position, deferred tax assets are reflected net and as an offset against deferred tax liabilities, depending on the overall tax position in a particular jurisdiction and on the same taxable entity.

Deferred taxes are not recognized when they arise in the initial recognition of an asset or liability in a transaction (except in a business combination) and at the time of the transaction, do not affect the accounting or tax profit, and that, at the time of the transaction, does not give rise to an equal, taxable and deductible temporary difference. Nor are recognized in respect of the possible future distribution of accumulated profits of investments in associated and joint ventures, except to the extent that the Ecopetrol Group is able to control the timing of the reversal of the temporary difference, and it is likely that the temporary difference will not reverse in the foreseeable future.

4.15.3Other taxes

The Ecopetrol Group recognizes in profit or loss the costs and expenses related to other taxes than the income tax, such as the wealth tax, which is determined based on the tax equity, the industry and commerce tax on income obtained in the municipalities for performance of commercial, industrial, and service activities, and the transport tax on volumes loaded in the transport systems. Taxes are calculated in accordance with current tax regulations.

4.16Employee benefits

Salaries and benefits for the Ecopetrol Group’s employees are governed by the Colombian Collective Labor (Agreement 01 of 1977), and, by the Colombian Substantive Labor Code. In addition to the benefits determined by labour laws, employees are entitled to fringe benefits which are subject to the place of work, type of work, length of service, and basic salary. An annual interest of 12% is recognized on accumulated severance amounts for each employee, and the payment of compensation is provided for when special circumstances arise resulting in the non–voluntary termination of the contract, without justified cause, and in years other than the probationary period.

Employee benefits are divided into four groups comprised as follows:

(a)	Short–term employee benefits and post–employment defined benefits:

Benefits to employees in the short term mainly correspond to those which payment will be made in the term of twelve months following the closing of the year in which the employees have provided their services. These mainly include salaries, severance payments, vacation, bonuses, and other benefits.

Post–employment benefits of defined contributions plans correspond to the periodic payments for severance, pensions, and labor risk payments that the Ecopetrol Group makes to the respective funds that assume these obligations in their entirety.

The above benefits are recognized as an expense with an associated liability after deducting any already paid amounts.

(b)	Post–employment defined benefit plans:

In the defined benefits plan, the Ecopetrol Group granted the benefits agreed to current and former employees and assumes the actuarial and investment risks.

The following benefits are classified as long–term defined benefit plans recognized in the financial statements according to the calculations of an independent actuary:

●	Pensions
●	Pension bonds
●	Pension incentives
●	Health
●	Educational plan
●	Retroactive severances

Liabilities recognized in the statement of financial position with respect to these benefit plans are determined based on the present value of the defined benefit obligation at the date of the statement of financial position less the fair value of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected credit unit method, which considers employees’ years of service and, for pensions, average or final pensionable remuneration. This obligation is discounted at its present value using interest rates of high–quality government bonds denominated in the currency in which the benefits will be paid and of a duration consistent with the plan obligations.

These actuarial calculations involve several assumptions that could differ from the events that will effectively take place in the future. Said assumptions include the determination of a discount rate, future salary increases, mortality rates and future pension increases. Because of the complexity of the calculation, the underlying assumptions and long–term nature of these plans, the obligations for defined benefits are extremely sensitive to changes in assumptions. All key assumptions are revised at the end of the reported year.

In determining the appropriate discount rate, in absence of a broad high quality bond market, Management considers interest rates corresponding to the class B TES bonds issued by the Colombian Government as its best reference, at an appropriate discount rate with maturities extrapolated in line with the term expected for each benefit plan. The mortality rate is based on the country’s rate, the latest version of which is the RV08 mortality table published in resolution 1555 of October 2010. The future salary and pension increases are linked to the country’s future inflation rates. Note 22 – Provisions for employee benefits, provides further details on key assumptions used.

The amounts recognized in the consolidated statement of profit or loss related to employees defined benefit plans are comprised mainly by service cost and the net financial expense. Service cost includes mainly the increase in present value of the benefit obligation during the year (current service cost) and the amount resulting from a new benefit plan. Plan amendments correspond to changes in benefits and are usually recognized when all legal and regulatory approvals have been obtained and the effects have been conveyed to the employees involved. The net financial expense is calculated using the net liability for defined benefits as compared with the yield curve of the discount rate at the beginning of each year for each plan. The net defined benefit obligation or asset resulting from actuarial profits and losses, the asset ceiling effect, and the asset profitability, excluding the value of recognized in the consolidated statement of profit or loss, are recognized in other comprehensive income.

When the plan assets exceed the gross obligation, the recognized asset is limited to the lower of the surplus in the defined benefits plan and the ceiling of assets determined using a discount rate based on Colombian Government bonds.

(c)	Others long-term benefits

Others long–term benefits include the five–year term bonus which is also considered in the actuarial calculation. This benefit is a cash bond that accumulates annually and is paid every five years to employees. The Ecopetrol Group recognizes in the consolidated statement of profit or loss the service cost, the net financial cost and the adjustment to the obligation of the defined benefit plan.

(d)	Termination benefits

Termination benefits are recognized only when a detailed plan exists and there is no possibility to withdraw the offer. The Ecopetrol Group recognizes a liability and an expense for termination benefits at the earliest date between the date when the offer of such benefits cannot be withdrawn and the date when the restructuring costs are recognized.

All employees benefits that impact the consolidated profit or loss, are classified as cost or expense, depending on the activities performed by the employees.

4.17Revenue from contracts with customers

The Ecopetrol Group’s business is based on four principal sources of revenue from customer contracts: 1) sales of crude oil and natural gas, 2) services associated with the transport of hydrocarbons, 3) sales of refined and petrochemical products and biofuels (such as mid-distillates, gasolines and turbo fuels, asphalts, plastic and rubber, LPG and propane), and 4) energy transmission and toll roads concessions. In contracts with clients Ecopetrol is rarely committed to perform multiple performance obligations regarding oil and gas industry. These sources of revenues are based on contract types such as product supply, nominations, and sales orders. Revenue from customer contracts is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration that the Ecopetrol Group expects to receive in exchange for those goods or services (See notes 7 – Trade and other receivables, 25 – Revenue from contracts with customers and 33 – business segment information).

Sales of crude oil and natural gas

Revenue from sales of crude oil and natural gas is recognized upon transfer of control to the buyer. This generally occurs when the product is physically transferred into a vessel, pipeline or by another delivery method, considering its risks and benefits, such as the legal transfer of title, thus fulfilling the Ecopetrol Group’s performance obligations to its customers.

For some natural gas supply contracts, a distinction is made between quantities of gas consumed and not consumed to recognize the respective revenue or liability relating to quantities that will be requested in the future. Once the customer claims such natural gas, the revenue is recognized.

Services associated with the transport of hydrocarbons

Revenue from hydrocarbons transport services is recognized when the service is provided to the customer and there are no contractual conditions that prevent recognition of the revenue.

Ship/Take or Pay contracts for the sale of products, storage, and transportation specify minimum quantities of product or service that a customer will pay for, even if they do not receive or use them (shortages). If the Ecopetrol Group expects the customer to recover all the shortages to which they are contractually entitled, any payment received in advance related to temporary shortages that will be made up in a future period will be accounted for other liabilities, and that amount will be recognized as revenue when any of the following situations occur:

a)	The customer exercises its right to deficient volumes or services, or
b)	The probability that the customer will exercise its right to deficient volumes or services is remote.

Refined and petrochemical products and biofuels

In the case of refined products and petrochemicals, such as fuel oil, asphalt, polyethylene, LPG and propane and gasoline, etc., revenue is recognized when the products are shipped and delivered by the refinery; subsequently, they are adjusted for price changes, in the case of products with regulated prices, as described below (also see Note 7). In the case of the companies that distribute natural gas and LPG, the revenue from the services is recognized when the service is provided to the customer.

Ecopetrol Group recognizes revenue when the performance obligation is satisfied, giving rise to the certain, probable, and quantifiable right to demand payment.

Under current local regulation, the Group sells regular gasoline and ACPM in Colombia at a regulated price.

In accordance with Decree 1068 of 2015, the Ministry of Mines and Energy semiannually calculates and settles Ecopetrol’s net position to be stabilized for each fuel by the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish). The net position corresponds to the sum of the spreads throughout the year, the result of which is the amount in pesos owed to the Company and charged to the resources of the FEPC. The differential corresponds to the product between the volume reported by the Company at the time of sale and the difference between the parity price and the reference price, the parity price being that which corresponds to the daily prices of motor and diesel gasoline observed during the month, expressed in pesos, referenced to the Gulf of the United States market, calculated by applying Resolution 18 0522 of 2010, and the reference price is the Producer Income defined by the Ministry of Mines and Energy for these purposes. Therefore, this differential constitutes a greater or lesser value of sales revenue and a receivable or payable account for Ecopetrol and is recognized simultaneously with the fulfillment of performance obligations to customers.

According to risk profiles, the Ecopetrol Business Group manages advance payment systems for some of its contracts with clients.

Energy transmission and toll roads concessions

This source of revenue refers to 1) supplying of electricity transmission services in Latin America through the operation and maintenance of high-voltage transport networks and interconnections 2) design, construction, operation, and maintenance of road infrastructures, 3) supplying of information technology and telecommunications services.

The recognition of revenue from energy transmission services occurs according to performance obligations based on the conditions of the contracts that include requirements established by the electricity market regulators in the countries in which the Ecopetrol Group operates. This is generally achieved when the performance obligations agreed with the regulatory entities are executed, considering the year and the quality of the service established in the contracts. Technology and telecommunications services revenue is also recognized according to the performance obligations defined in contracts with customers. ISA and its subsidiaries Intercolombia, Transelca and XM are providers of electricity transportation services and other services associated with these and are regulated by the Energy and Gas Regulatory Commission (CREG, for its acronym in Spanish).

Regarding the concessions associated with the energy transmission and roads business, the Group measures the revenue in accordance with IFRIC 12, applicable to the energy transmission subsidiaries in Brazil, Bolivia and Peru and to the roads subsidiaries in Chile, Panama and Colombia, at the fair value of the consideration received or receivable, considering the payment defined in the contracts.

The following specific criteria must be met to recognize revenue in accordance with IFRIC 12. See Note 4.10 Service concession agreements:

●	Revenues and costs recognition for project construction services in consolidated results, according to the percentage completion method of the projects at the reporting date, which includes an estimated profit margin determined based on the macroeconomic characteristics and the conditions of the project, and the weighting of the estimated receivable cash flows related to the estimated cash flows of the construction.
●	Revenues and costs recognition for operation and maintenance services of third-party facilities in the consolidated profit or loss statement, as the service is provided, based on the performance obligations established in the contracts.
●	Recognition of the financial returns of concession agreements classified as financial assets in the consolidated profit or loss statement.

In concession agreements (Note 4.10), the Group determines that its performance obligations (construction, operation, and maintenance) are met over time and measures progress toward completion to determine the stage of completion for revenue recognition using a method that represents the transfer of goods or services to the customer and/or grantor. The Group considers the nature of the products or services provided and the terms of the contract, such as the right to cancel, rights to demand or withhold payments, and the legal title to work, in a process to determine the best input or output method for measuring progress toward fulfilling a performance obligation.

The Group applies a single method to measure progress on each performance obligation in a contract. The method is based on the costs incurred to fulfill each performance obligation, in terms of capital expenditures (capex) and operating expenditures (opex), with a technically defined implicit rate that is subject to review when there is a change in the circumstances that gave rise to it. Revenue estimates, costs, or the stage of completion are revised if circumstances change. Any increase or decrease in estimated revenues or costs is reflected in the profit or loss statement in the year in which management became aware of the circumstances that led to the revision.

Significant financing component

Payments received from customers are generally short term (except for revenue of concessions). Using the practical expedient in IFRS 15, the Ecopetrol Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and the customer’s payment for that good or service to be one year or less.

Considering that revenues related to concessions generates long term accounts receivables, a financial component is applied considering the measurement of the asset at amortized cost, defining the future cash flows, and applying and discount rate, according to IFRS 9 – Financial Instruments.

Variable considerations

Upon fulfillment of the obligations set forth in agreements with customers, via delivery of the product or provision of the service, variable components of the transaction price may exist, such as the exchange rate for crude exports or international price fluctuations. In these cases, the Ecopetrol Group makes its best estimate of the transaction price that reflects the goods and services transferred to customers and adjusted subsequently when new information appears or final settlement is made.

Agreements signed with customers do not include material variable considerations such as rebates, refunds, or discounts.

Customer advances

They correspond to contractual obligations in which the Ecopetrol Group receives monetary resources from customers to subsequently transfer goods and services. These advances made by customers are part of the policies and risk assessment defined by the Ecopetrol Group and they are recognized as a liability until the performance obligation to the client is fulfilled.

4.18Costs and expenses

Costs and expenses are presented according to their function; they are detailed in the related disclosures in cost of sales, and administrative, operating, projects, and other associated expenses.

4.19Finance income (expenses)

Finance income and expenses include mainly: a) borrowings costs on loans and financing, except for those that are capitalized on qualifying asset, b) gains and losses on changes in fair value of financial instruments measured at fair value through profit or loss, c) currency exchange differences of monetary assets and liabilities, except for debt instruments designated as hedging instruments, d) interest expenses as a result of discounting long–term liabilities (abandonment costs and pension liabilities).

4.20Business segment information

The operations of the Ecopetrol Group are performed through four reportable segments: 1) Exploration and Production, 2) Transport and Logistics, 3) Refining and Petrochemical, and 4) Energy transmission and Toll Roads Concessions. The measure of profit or loss reviewed by the chief operating decision makers is the net income by operating segments.

Segments are determined based on the Ecopetrol Group Management objectives and corporate strategic plans, considering that these businesses: (a) are engaged in different commercial activities, which generate sales revenue and incur costs and expenses; (b) the operational results are revised regularly by the Ecopetrol Group’s Governance that makes operational decisions to allocate resources to the various segments and assess their performance; and (c) there is differentiated financial information available. Internal transfers represent sales to inter–company segments and are recognized and presented at market prices.

a)

Exploration and production: This segment includes activities related to the exploration and production of oil and gas. Revenues are derived from sales of oil and natural gas at market prices to other segments and to third parties (domestic and foreign distributors). Costs include costs incurred in production. Expenses include all exploration costs that are not capitalized.

b)	Transport and logistics: This segment includes sales revenue and costs associated with the transport and distribution of hydrocarbons and derivative products.
c)

Refining and petrochemicals: This segment mainly includes activities performed at the Barrancabermeja and Cartagena refineries, where crude oil from production fields is refined or processed. Additionally, this segment includes distribution of natural gas and LPG activities performed by Invercolsa Group. Revenues are derived from the sale of products to other segments and to domestic and foreign customers and include refined and petrochemical products at market prices and some fuels at regulated price. This segment also includes industrial service sales to customers.

d)

Energy transmission and toll roads concessions: This segment includes activities of supplying energy transmission services, design, development, construction, operation, and maintenance of road and energy infrastructure projects. Revenues come from the supply of these services to domestic and foreign clients (mainly Latin America). This segment also includes the supply of information technology and telecommunications services.

See more data in Note 33 – Information by segments.

4.21Business combinations

The Ecopetrol Group accounts for business combinations using the acquisition method. Identifiable assets acquired and liabilities assumed are initially measured at fair value on the acquisition date, except for deferred taxes and employee benefits. The Group recognizes separately, at the acquisition date, the identifiable assets and liabilities of the acquiree that meet the appropriate criteria for recognition, regardless of whether they had been previously recognized in the financial statements of the acquiree.

On the acquisition date, the Group will recognize separately the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree.

The group recognizes the goodwill generated as an asset on the acquisition date, measured as the difference between (i) the sum of the fair value of the consideration transferred, the amount of any non-controlling interest, and the fair values on the date of acquisition of the any previously held interest in the acquiree, and (ii) the net amount of the acquisition date of the identifiable assets acquired and the liabilities assumed.

4.22Royalties

Royalties are payments made to mineral rights owners for the extraction of natural resources made by Ecopetrol Group. Royalties can be paid in kind or in cash. Royalties paid in kind do not give rise to a recognition of revenue or expense for Ecopetrol Group. Accordingly, the volumes corresponding to the royalties paid in kind are deducted directly from production. On the other hand, royalties paid in cash are accounted for cost of sales.